Securitizations and Variable Interest Entities, Cash Flow Securitizations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	$ 337,357	$ 374,488	$ 394,632
Servicing fees	4,401	4,316	4,283
Other interests held	1,779	1,786	3,757
Purchases of delinquent assets	9	25	45
Net servicing advances	29	49	257
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	0	0	0
Servicing fees	11	34	42
Other interests held	263	442	310
Purchases of delinquent assets	0	0	0
Net servicing advances	$ 0	$ 0	$ 0